Real Estate Assets, Net - Carrying Amount of Real Estate Assets (FY) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Building and building improvements	$ 134,776,296	$ 52,466,583
Land and land improvements	28,182,025	10,658,155
Furniture, fixtures and equipment	3,983,344	2,015,778
Intangible assets	3,808,756	1,503,325
Real estate investment property, at cost	170,750,421	66,643,841
Less: Accumulated depreciation and amortization	(8,367,437)	(2,738,190)
Real estate assets, net	$ 162,382,984	$ 63,905,651	$ 0